Cover Page	Jun. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2020
Entity Registrant Name	The J. M. Smucker Company
Entity Incorporation, State or Country Code	OH
Entity File Number	001-05111
Entity Tax Identification Number	34-0538550
Entity Address, Address Line One	One Strawberry Lane
Entity Address, City or Town	Orrville,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44667-0280
City Area Code	330
Local Phone Number	682-3000
Title of 12(b) Security	Common shares, no par value
Trading Symbol	SJM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000091419
Amendment Flag	false